Financial Instruments - Schedule of Trade and Other Receivables, Other Payables and Derivative Financial Instruments (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade Payables [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	$ 12,931	$ 10,442
Amounts off set	8,264	6,486
Net amounts as presented	4,667	3,956
Cash collateral received/pledged	97	41
Other off setting instruments	221	51
Net amounts	4,349	3,864
Derivative Financial Liabilities [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	12,227	7,315
Amounts off set	5,044	2,392
Net amounts as presented	7,183	4,923
Cash collateral received/pledged	1,115	300
Other off setting instruments	2,653	2,326
Net amounts	3,415	2,297
Trade Receivables [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	12,697	10,642
Amounts off set	8,340	6,486
Net amounts as presented	4,358	4,156
Cash collateral received/pledged	62	42
Other off setting instruments	221	51
Net amounts	4,075	4,063
Derivative Financial Assets [Member]
Disclosure Of Offsetting Of Financial Assets [Line Items]
Gross amounts before offset	12,323	6,987
Amounts off set	6,353	2,387
Net amounts as presented	5,970	4,600
Cash collateral received/pledged	437	186
Other off setting instruments	2,653	2,326
Net amounts	$ 2,880	$ 2,088